Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The Company has the following deferred tax assets and liabilities:

	June 30, 2012	December 31, 2011
Noncurrent assets and liabilities
Intellectual property	$1,000,000	$1,038,000
Net operating loss carryforwards	1,285,000	843,000
	2,285,000	1,881,000
Valuation allowance	(2,285,000)	(1,881,000)
Net deferred tax asset	$-	$-

The valuation allowance for the deferred tax asset increased by $404,000 for the six months ended June 30, 2012.

The Company has net operating losses amounting to approximately $3,212,000 that expire in various periods through 2031. The ultimate realization of the net operating losses is dependent upon future taxable income, if any, of the Company and may be limited in any one period by alternative minimum tax rules. Although management believes that the Company will have sufficient future taxable income to absorb the net operating loss carryovers before the expiration of the carryover period, the current global economic crisis imposes additional profitability risks that are beyond the Company’s control. Accordingly, management has determined that a full valuation allowance of the deferred tax asset is appropriate at this time.

Internal Revenue Code Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased by more than 50 percentage points. Management intends to carefully monitor share ownership of 5% shareholders but cannot control the ownership changes occurring as a result of public trading of the Company’s Common Stock. Accordingly, there is a risk of an ownership change beyond the control of the Company that could trigger a limitation of the use of the loss carryover.

The Company has no uncertain income tax positions.

The tax years ended December 31, 2007 through 2011 are open for examination by federal and state taxing authorities. The Company has not filed all required federal and state income tax returns for years prior to 2010.

The statutory federal income tax rate and the effective rate are reconciled as follows:

	June 30, 2012	December 31, 2011
Statutory federal income tax rate	34%	34%
State taxes, net of federal tax benefit	5%	5%
Valuation allowance	(39)%	(39)%
Net deferred tax asset	-%	-%

NOTE 9 - INCOME TAXES

The Company has the following deferred tax assets and liabilities:

	December 31,
	2011	2010
Noncurrent assets and liabilities
Intellectual property	$1,038,000	$-
Net operating loss carryforwards	843,000	52,000
	1,881,000	52,000
Valuation allowance	(1,881,000)	(52,000)
Net deferred tax asset	$-	$-

The valuation allowance for the deferred tax asset increased by $1,829,000 for the year ended December 31, 2011.

The Company has net operating losses amounting to approximately $2,162,000 that expire in various periods through 2031. The ultimate realization of the net operating losses is dependent upon future taxable income, if any, of the Company and may be limited in any one period by alternative minimum tax rules. Although management believes that the Company will have sufficient future taxable income to absorb the net operating loss carryovers before the expiration of the carryover period, the current global economic crisis imposes additional profitability risks that are beyond the Company’s control. Accordingly, management has determined that a full valuation allowance of the deferred tax asset is appropriate at this time.

Internal Revenue Code Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased by more than 50 percentage points. Management intends to carefully monitor share ownership of 5% shareholders but cannot control the ownership changes occurring as a result of public trading of the Company’s Common Stock. Accordingly, there is a risk of an ownership change beyond the control of the Company that could trigger a limitation of the use of the loss carryover.

The Company has no uncertain income tax positions.

The tax years ended December 31, 2007 through 2011 are open for examination by federal and state taxing authorities. The Company has not filed all required Federal and state income tax returns for years prior to 2010.

The statutory Federal income tax rate and the effective rate are reconciled as follows:

	Year Ended December 31,
	2011	2010
Statutory Federal income tax rate	34%	34%
State taxes, net of Federal tax benefit	5%	5%
Valuation allowance	(39)%	(39)%
Net deferred tax asset	-%	-%